Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (11,495)	$ (17,126)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	198	209
Common shares issued to vendor for services	391	263
Amortization of right of use asset	264	234
Stock option compensation expense	488	6,196
Loss on foreign currency transactions	1,782	808
Change in assets and liabilities:
Accounts receivable, net	(32)	19
Research & development tax credit receivable	(213)	(104)
Prepaid expenses and other current assets	(42)	(532)
Accounts payable and accrued expenses	(385)	579
Lease liabilities	(265)	(276)
Other assets		2
Income taxes payable	22
Other current liabilities	238
Net cash used in operating activities	(9,049)	(9,728)
Cash flows from investing activities:
Purchases of property, plant and equipment	(79)	(341)
Net cash used by investing activities	(79)	(341)
Cash flows from financing activities:
Proceeds from term loan payable		738
Repayment of term loan payable		(738)
Proceeds from the issuance of common stock and warrants in private placement		24,638
Proceeds from the issuance of common stock in private placement	2,000
Payment of issuance costs	(170)	(2,454)
Proceeds from the exercise of stock options		20
Net cash provided by financing activities	1,830	22,204
Foreign currency effects on cash	(693)	(673)
Net change in cash	(7,991)	11,462
Cash and cash equivalents, beginning of year	12,226	764
Cash and cash equivalents, end of year	4,235	12,226
Supplemental disclosure of cash and non-cash investing and financing activities
Cash paid for interest		19
Right of use asset and lease liability additions	583	136
Issuance of common shares for consulting services	$ 633	$ 256